Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2015
Variable Interest Entities VIEs
Consolidated VIE assets and liabilities

The following table presents the classification of the consolidated VIEs’ assets and liabilities in U.S. Cellular’s Consolidated Balance Sheet.

December 31,	2015	2014
(Dollars in thousands)
Assets
Cash and cash equivalents	$1,435	$2,588
Other current assets	265	278
Licenses[1]	648,661	312,977
Property, plant and equipment, net	7,722	10,671
Other assets and deferred charges	147	60,059
Total assets	$658,230	$386,573

Liabilities
Current liabilities	$143	$110
Deferred liabilities and credits	489	622
Total liabilities	$632	$732

[1]	At December 31, 2015, includes purchases totaling $338.3 million made by Advantage Spectrum from the FCC as described below.